MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Communications - 12.1%
Entertainment Content - 2.2%
Walt Disney Company (The)	12,150	$ 1,798,321

Internet Media & Services - 9.9%
Alphabet, Inc. - Class A (a)	1,495	2,622,828
Alphabet, Inc. - Class C (a)	1,868	3,289,063
Facebook, Inc. - Class A (a)	7,790	2,157,596
		8,069,487
Consumer Discretionary - 18.7%
E-Commerce Discretionary - 5.5%
Alibaba Group Holding Ltd. - ADR (a)	6,750	1,777,680
Amazon.com, Inc. (a)	855	2,708,674
		4,486,354
Home Construction - 2.9%
Lennar Corporation - Class A	31,900	2,419,934

Retail - Discretionary - 10.3%
Lowe's Companies, Inc.	46,500	7,245,630
Williams-Sonoma, Inc.	10,730	1,174,613
		8,420,243
Consumer Staples - 1.0%
Food - 1.0%
Nestlé S.A. - ADR	6,970	774,228

Financials - 14.2%
Asset Management - 2.1%
BlackRock, Inc.	2,490	1,738,892

Banking - 5.3%
Bank of America Corporation	46,000	1,295,360
PNC Financial Services Group, Inc. (The)	22,310	3,080,342
		4,375,702
Insurance - 6.8%
Berkshire Hathaway, Inc. - Class B (a)	24,150	5,528,176

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Health Care - 10.8%
Biotech & Pharma - 4.6%
Bristol-Myers Squibb Company	18,130	$ 1,131,312
Merck & Company, Inc.	10,000	803,900
Novartis AG - ADR	20,420	1,854,748
		3,789,960
Health Care Facilities & Services - 3.7%
CVS Health Corporation	44,000	2,982,760

Medical Equipment & Devices - 2.5%
Medtronic plc	17,850	2,029,545

Industrials - 8.4%
Diversified Industrials - 1.6%
3M Company	7,470	1,290,293

Electrical Equipment - 1.7%
Johnson Controls International plc	30,000	1,381,200

Industrial Support Services - 5.1%
United Rentals, Inc. (a)	18,625	4,227,503

Technology - 32.2%
Semiconductors - 6.8%
Applied Materials, Inc.	35,365	2,916,905
Broadcom, Inc.	6,575	2,640,389
		5,557,294
Software - 11.8%
Microsoft Corporation	45,200	9,675,964

Technology Hardware - 10.8%
Apple, Inc.	74,000	8,809,700

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Technology - 32.2% (Continued)
Technology Services - 2.8%
Visa, Inc. - Class A	11,000	$ 2,313,850

Total Common Stocks (Cost $30,725,998)		$ 79,669,406

EXCHANGE-TRADED FUNDS - 1.1%	Shares	Value
iShares Core MSCI Pacific ETF (Cost $788,522)	14,690	$ 906,518

MONEY MARKET FUNDS - 1.5%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 0.01% (b) (Cost $1,219,345)	1,219,345	$ 1,219,345

Investments at Value - 100.0% (Cost $32,733,865)		$ 81,795,269

Liabilities in Excess of Other Assets - (0.0%) (c)		(5,548)

Net Assets - 100.0%		$ 81,789,721

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2020.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

MEEHAN FOCUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2020 (Unaudited)

1.	Securities Valuation

Meehan Focus Fund’s (the “Fund”) portfolio securities are valued at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, including common stocks and exchange-traded funds (“ETFs”), listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing mean price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last mean price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last reported sale price, if available, otherwise at the most recently quoted mean price. Investments representing shares of money markets funds and other open-end investment companies, except ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

MEEHAN FOCUS FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the Fund’s investments by the inputs used to value investments as of November 30, 2020:

	Level 1	Level 2	Level 3	Total

Common Stocks	$ 79,669,406	$ -	$ -	$ 79,669,406
Exchange-Traded Funds	906,518	-	-	906,518
Money Market Funds	1,219,345	-	-	1,219,345
Total	$ 81,795,269	$ -	$ -	$ 81,795,269

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2020.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2020:

Tax cost of portfolio investments	$ 32,733,865

Gross unrealized appreciation	$ 49,135,376
Gross unrealized depreciation	(73,972)

Net unrealized appreciation	$ 49,061,404

4.	Non-Diversified Risk

The Fund is a non-diversified Fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political, or regulatory occurrence.

5.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of November 30, 2020, the Fund had 32.2% of the value of its net assets invested in stocks within the Technology sector.